Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 13,357	$ 17,399	$ 20,104
Operating loss	(1,701)	(440)	(1,059)
Depreciation	49	69	60
Capital expenditures, gross	11	21	85
Assets	20,095	22,213
Liabilities	5,632	6,876
Trading and Manufacturing
Revenue	9,476	11,877	13,770
Operating loss	(488)	(102)	(119)
Depreciation	39	54	43
Capital expenditures, gross	2	17	79
Assets	7,877	9,843
Liabilities	2,645	4,319
Engineering
Revenue	3,881	5,522	6,334
Operating loss	(1,027)	(158)	(821)
Depreciation	10	15	17
Capital expenditures, gross	9	4	6
Assets	12,218	12,370
Liabilities	2,987	2,557
Unallocated Corporate Expenses
Revenue	0
Operating loss	(186)	$ (180)	$ (119)
Depreciation	0
Capital expenditures, gross	$ 0